Income Tax (Details) - Schedule of Deferred Tax Assets and Liabilities - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Allowance for doubtful accounts	¥ 8,130	¥ 408
Deductible donation expenses carried forwards	2,646	2,646
Accrued expenses	2,654	2,692
Registration fees	3,421	3,792
Property and equipment	137	137
Net operating loss carry forwards	4,490	4,273
Total gross deferred tax assets	21,478	13,948
Valuation allowance on deferred tax assets	(1,184)	(1,184)
Deferred tax assets, net of valuation allowance	20,294	12,764
Deferred tax liabilities:
Property and equipment	(969)	(969)
Intangible assets	(4,832)	(2,154)
Government grants	(406)	(2,032)
Total deferred tax liabilities	(6,207)	(5,155)
Net deferred tax	14,087	7,609
Analysis as:
Deferred tax assets	20,294	12,764
Deferred tax liabilities	(6,207)	(5,155)
Net deferred tax assets	¥ 14,087	¥ 7,609